Deferred Revenue - Summary of Deferred Revenue (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of deferred income [line items]
Beginning balance, Current portion	¥ 57,825
Beginning balance, Non-current portion	6,861
Beginning balance	64,686
Additions during the year	260,950	¥ 256,432
Recognized in the consolidated statements of comprehensive income	(238,007)	(259,812)
Ending balance	87,629	64,686
Less: Ending balance, current portion	(79,028)	(57,825)
Ending balance, Non-current portion	¥ 8,601	6,861
As restated [member]
Disclosure of deferred income [line items]
Beginning balance, Current portion		63,185
Beginning balance, Non-current portion		4,881
Beginning balance		¥ 68,066